SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Customer Vendor Segment	Dec. 31, 2022 USD ($) Customer Vendor	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Cash and cash equivalents	$ 8,501,000		$ 12,713,000
Working capital	4,168,000		15,543,000
Restricted cash			0	$ 0
Inventory reserve			67,000	0
Depreciation expense			1,237,000	891,000
Customer deposits	231,000		201,000	238,000
Contract liability recognized	134,000	$ 211,000	230,000	434,000
Shipping and handling costs			3,466,000	5,440,000
Warranty obilgation outstanding	$ 414,000		307,000	328,000
Advertising expense			2,167,000	2,334,000
Uncertain tax positions			$ 91,000	$ 128,000
Number of operating segments | Segment			1
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			2	3
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage			28.00%	18.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%	10.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage			28.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			1	1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage			16.00%	22.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	16.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage		26.00%
Total Purchases [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			1	1
Number of vendors | Vendor			1	1
Total Purchases [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage			14.00%	28.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage		38.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage			65.00%	61.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage	60.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage			65.00%
Subsequent Event [Member]
Product Information [Line Items]
Contract liability recognized	$ 8,000
Minimum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	30 days		30 days
Term of product warranty provided	5 years		5 years
Maximum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	90 days		90 days
Term of product warranty provided	10 years		10 years
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Product Information [Line Items]
Loan amount	$ 75,000,000		$ 75,000,000